UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Leveraged Company Stock Fund

October 31, 2017

ALSF-QTLY-1217
1.797936.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.9%
Auto Components - 0.7%
Delphi Automotive PLC	170,800	$16,974
Automobiles - 2.4%
Fiat Chrysler Automobiles NV (a)	1,086,100	18,844
General Motors Co.	705,363	30,317
General Motors Co. warrants 7/10/19 (a)	195,121	4,968
		54,129
Hotels, Restaurants & Leisure - 8.2%
Boyd Gaming Corp.	418,000	12,218
Eldorado Resorts, Inc. (a)(b)	1,269,900	32,636
Extended Stay America, Inc. unit	547,100	10,844
Golden Entertainment, Inc. (a)	9,766	261
Melco Crown Entertainment Ltd. sponsored ADR	1,376,500	34,798
MGM Mirage, Inc.	855,000	26,804
Penn National Gaming, Inc. (a)	1,423,400	37,137
Red Rock Resorts, Inc.	4,632	114
Scientific Games Corp. Class A (a)	227,913	10,849
U.S. Foods Holding Corp. (a)	801,600	21,868
		187,529
Household Durables - 3.0%
Lennar Corp. Class A	537,000	29,895
Newell Brands, Inc.	975,353	39,775
		69,670
Media - 7.6%
AMC Networks, Inc. Class A (a)	279,400	14,216
Charter Communications, Inc. Class A (a)	107,100	35,790
Cinemark Holdings, Inc.	670,355	24,361
Comcast Corp. Class A	413,732	14,907
DISH Network Corp. Class A (a)	289,200	14,038
Gray Television, Inc. (a)	1,383,763	21,545
MDC Partners, Inc. Class A (a)	702,275	8,076
Nexstar Broadcasting Group, Inc. Class A (b)	466,202	29,744
Sinclair Broadcast Group, Inc. Class A	328,300	10,407
		173,084

TOTAL CONSUMER DISCRETIONARY		501,386

CONSUMER STAPLES - 3.8%
Food Products - 2.4%
Darling International, Inc. (a)	2,099,567	38,317
JBS SA	7,003,800	16,143
		54,460
Household Products - 1.4%
Spectrum Brands Holdings, Inc. (b)	300,500	33,031

TOTAL CONSUMER STAPLES		87,491

ENERGY - 9.6%
Energy Equipment & Services - 2.6%
Baker Hughes, a GE Co. Class A	614,900	19,326
Halliburton Co.	892,307	38,137
SAExploration Holdings, Inc. (a)(c)	369,702	802
		58,265
Oil, Gas & Consumable Fuels - 7.0%
Cheniere Energy, Inc. (a)	359,800	16,817
Continental Resources, Inc. (a)	455,091	18,527
Diamondback Energy, Inc. (a)	189,800	20,339
Extraction Oil & Gas, Inc.	469,422	7,487
Parsley Energy, Inc. Class A (a)	643,000	17,104
Pioneer Natural Resources Co.	153,900	23,034
Rice Energy, Inc. (a)	653,800	18,535
Scorpio Tankers, Inc.	1,735,000	6,177
SM Energy Co.	608,600	12,981
Southwestern Energy Co. (a)	2,159,200	11,984
Whiting Petroleum Corp. (a)	1,326,818	7,974
		160,959

TOTAL ENERGY		219,224

FINANCIALS - 9.0%
Banks - 8.5%
Bank of America Corp.	2,105,301	57,664
Citigroup, Inc.	317,253	23,318
Huntington Bancshares, Inc.	2,192,520	30,257
Regions Financial Corp.	1,609,120	24,909
SunTrust Banks, Inc.	345,900	20,827
Wells Fargo & Co.	652,300	36,620
		193,595
Capital Markets - 0.5%
KKR & Co. LP	585,100	11,731

TOTAL FINANCIALS		205,326

HEALTH CARE - 7.9%
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	1,823,244	51,306
Health Care Providers & Services - 2.0%
HCA Holdings, Inc. (a)	316,921	23,975
Tenet Healthcare Corp. (a)(b)	1,476,071	21,078
		45,053
Life Sciences Tools & Services - 0.5%
PRA Health Sciences, Inc. (a)	130,400	10,618
Pharmaceuticals - 3.2%
Allergan PLC	216,700	38,406
Jazz Pharmaceuticals PLC (a)	214,700	30,386
Teva Pharmaceutical Industries Ltd. sponsored ADR	327,600	4,521
		73,313

TOTAL HEALTH CARE		180,290

INDUSTRIALS - 9.4%
Airlines - 2.4%
American Airlines Group, Inc.	497,500	23,293
Delta Air Lines, Inc.	643,420	32,190
		55,483
Construction & Engineering - 0.0%
Keane Group, Inc. (b)	31,300	483
Machinery - 2.6%
Allison Transmission Holdings, Inc.	486,200	20,659
Caterpillar, Inc.	79,700	10,823
Ingersoll-Rand PLC	308,277	27,313
		58,795
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	662	8
Trading Companies & Distributors - 4.4%
AerCap Holdings NV (a)	776,700	40,885
HD Supply Holdings, Inc. (a)	1,194,000	42,256
United Rentals, Inc. (a)	112,300	15,888
		99,029

TOTAL INDUSTRIALS		213,798

INFORMATION TECHNOLOGY - 24.0%
Electronic Equipment & Components - 2.9%
Belden, Inc.	211,082	16,868
CDW Corp.	348,500	24,395
Dell Technologies, Inc. (a)	314,871	26,062
		67,325
Internet Software & Services - 9.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	138,100	25,533
Alphabet, Inc. Class C (a)	85,800	87,225
Facebook, Inc. Class A (a)	328,300	59,114
GoDaddy, Inc. (a)	653,066	30,498
VeriSign, Inc. (a)(b)	95,500	10,268
		212,638
IT Services - 0.9%
First Data Corp. Class A (a)	1,000,000	17,810
Presidio, Inc. (b)	206,100	3,050
		20,860
Semiconductors & Semiconductor Equipment - 10.0%
Broadcom Ltd.	219,300	57,875
Micron Technology, Inc. (a)	980,100	43,428
ON Semiconductor Corp. (a)	1,435,070	30,596
Qorvo, Inc. (a)	514,500	39,004
Skyworks Solutions, Inc.	507,930	57,833
		228,736
Software - 0.9%
Nuance Communications, Inc. (a)	1,387,000	20,444

TOTAL INFORMATION TECHNOLOGY		550,003

MATERIALS - 8.5%
Chemicals - 5.2%
LyondellBasell Industries NV Class A	363,990	37,684
Olin Corp.	396,100	14,470
Platform Specialty Products Corp. (a)	2,122,003	22,705
The Chemours Co. LLC	355,400	20,119
The Mosaic Co.	528,100	11,798
Tronox Ltd. Class A	474,000	12,547
		119,323
Containers & Packaging - 2.6%
Ball Corp.	611,200	26,239
Graphic Packaging Holding Co.	2,104,700	32,602
		58,841
Metals & Mining - 0.4%
Freeport-McMoRan, Inc. (a)	754,900	10,554
Paper & Forest Products - 0.3%
Kapstone Paper & Packaging Corp.	294,600	6,617

TOTAL MATERIALS		195,335

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Omega Healthcare Investors, Inc. (b)	417,000	12,035
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.6%
Altice U.S.A., Inc. Class A (b)	624,100	14,779
Wireless Telecommunication Services - 1.5%
T-Mobile U.S., Inc. (a)	569,400	34,033

TOTAL TELECOMMUNICATION SERVICES		48,812

UTILITIES - 1.2%
Independent Power and Renewable Electricity Producers - 1.2%
Dynegy, Inc. (a)	330,162	4,111
NRG Energy, Inc.	653,400	16,335
The AES Corp.	696,300	7,402
		27,848
TOTAL COMMON STOCKS
(Cost $1,765,660)		2,241,548
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 1.4%
CONSUMER DISCRETIONARY - 1.4%
Media - 1.4%
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (c)(d)	30,000	29,963
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (c)(d)	2,838	2,838
TOTAL NONCONVERTIBLE BONDS
(Cost $31,577)		32,801
	Shares	Value (000s)

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 1.10% (e)	17,484,643	17,488
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	92,752,391	92,762
TOTAL MONEY MARKET FUNDS
(Cost $110,248)		110,250
TOTAL INVESTMENT IN SECURITIES - 104.1%
(Cost $1,907,485)		2,384,599
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(94,670)
NET ASSETS - 100%		$2,289,929

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,603,000 or 1.5% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$120
Fidelity Securities Lending Cash Central Fund	137
Total	$257

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$501,386	$501,386	$--	$--
Consumer Staples	87,491	87,491	--	--
Energy	219,224	219,224	--	--
Financials	205,326	205,326	--	--
Health Care	180,290	180,290	--	--
Industrials	213,798	213,798	--	--
Information Technology	550,003	550,003	--	--
Materials	195,335	195,335	--	--
Real Estate	12,035	12,035	--	--
Telecommunication Services	48,812	48,812	--	--
Utilities	27,848	27,848	--	--
Corporate Bonds	32,801	--	32,801	--
Money Market Funds	110,250	110,250	--	--
Total Investments in Securities:	$2,384,599	$2,351,798	$32,801	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 28, 2017